STOCKHOLDERS' EQUITY (Details) (USD $)	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended		1 Months Ended		9 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Consultant [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Consultant Two [Member]	Mar. 31, 2013 Employee [Member]	Mar. 31, 2013 Shareholders [Member]	Dec. 31, 2012 Officers And Directors [Member]	Jun. 30, 2013 Member of the Board of Directors [Member]
Equity Issuance [Line Items]
Preferred Stock, shares authorized	25,000,000	25,000,000
Preferred Stock, par value per share	$ 0	$ 0
Preferred Stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, par value per share	$ 0.001	$ 0.001
Common stock, shares issued	11,419,811	10,799,339
Common stock, shares outstanding	11,419,811	10,799,339
Common shares issued in private placement, shares	775,472	4,319,339
Common shares issued in private placement, value	$ 2,392,927	$ 1,833,620
Common shares issued for services, shares			270,000	195,000	260,000			5,325,000	200,000
Common shares issued for services, value			23,760	195	2,600			5,325	17,600
Common shares issued for property, shares		700,000
Common shares repurchased, shares						100,000	275,000
Common shares repurchased for cash, amount						150,000	825,000
Retirement of shares to settle claims						250,000
Value of claims against employee						$ 22,000